S000024246 [Member] Investment Strategy - Putnam Focused Equity Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Investments
Strategy Narrative [Text Block]
The fund invests mainly in equity securities (growth or value stocks or both) of large and midsize companies that the Investment Manager, as defined below, believes have favorable investment potential. The Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in equity investments, including common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). This policy may be changed only after 60 days’ notice to shareholders.
The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to invest in a limited number of issuers.